Financial Assets at FVTPL - Summary of Financial Assets at FVTPL Explanatory (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 14,413	$ 19,130
Gain on disposal	15,036	16,752
Disposal of financial asset measured at FVTPL	$ 25,650	32,520
Fixed interest rate [member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Consideration receivables on disposal of financial assets at FVTPL , Interest rate per month	1.20%
Other Receivables [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Interest receivable		677
Movie income right investments [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 13,924	$ 8,039